Carrying amount of loans accounted for pursuant to ASC310-30 (Detail) (Westernbank Puerto Rico [Member], Acquired Loans In An F D I C Assisted Transaction [Member], Covered Under Loss Sharing Agreements With F D I C [Member], A S C Subtopic 31030 [Member], USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	$ 2,444,172	$ 2,827,947	$ 3,491,759
Less: Allowance for loan losses	(78,846)	(93,915)
Carrying amount, net of allowance	2,365,326	2,734,032
Commercial Real Estate Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	1,482,684	1,632,672
Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	59,256	58,261
Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	65,245	176,220
Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	809,977	922,361
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	27,010	38,433
Performing Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	2,272,142	2,509,075	3,051,964
Less: Allowance for loan losses	(52,798)	(57,594)
Carrying amount, net of allowance	2,219,344	2,451,481
Performing Financing Receivable Member | Commercial Real Estate Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	1,392,482	1,483,331
Performing Financing Receivable Member | Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	57,059	55,192
Performing Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	32,836	71,864
Performing Financing Receivable Member | Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	764,148	862,878
Performing Financing Receivable Member | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	25,617	35,810
Nonperforming Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	172,030	318,872	439,795
Less: Allowance for loan losses	(26,048)	(36,321)
Carrying amount, net of allowance	145,982	282,551
Nonperforming Financing Receivable Member | Commercial Real Estate Portfolio Segment Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	90,202	149,341
Nonperforming Financing Receivable Member | Commercial And Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	2,197	3,069
Nonperforming Financing Receivable Member | Commercial Real Estate Construction Financing Receivable Member
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	32,409	104,356
Nonperforming Financing Receivable Member | Mortgages [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	45,829	59,483
Nonperforming Financing Receivable Member | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount	$ 1,393	$ 2,623